Shareholders' Equity - Schedule of Warrants Outstanding and Exercisable (Details) - $ / shares	3 Months Ended
	Mar. 31, 2018	Oct. 31, 2017
Equity [Abstract]
Warrant exercise Prices	$ 1.10	$ 1.25
Warrant outstanding	900,000
Warrant outstanding life (years)	4 years 7 months 10 days
Warrants outstanding weighted average exercise price	$ 1.10
Warrant exercisable share	900,000
Warrant exercisable weighted average exercise price	$ 1.10